Segment Information - Schedule of Revenues by Product (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 3,888	$ 229,650	$ 174,346	$ 72,431
Inactivated hepatitis vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales		63,426	37,851	20,596
Influenza vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales		2,028	13,544	9,829
Enterovirus 71 vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales		162,537	121,284	35,140
Grants For H5N1 2013 Vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales				6,389
Mumps Vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales		$ 1,659	$ 1,667	$ 477